Expense Example {- Fidelity Advisor Freedom® 2040 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom® 2040 Fund	May 28, 2022 USD ($)
Class A
Expense Example:
1 year	$ 671
3 years	872
5 years	1,087
10 years	1,683
Class M
Expense Example:
1 year	473
3 years	730
5 years	1,003
10 years	1,762
Class C
Expense Example:
1 year	278
3 years	548
5 years	940
10 years	1,818
Class I
Expense Example:
1 year	77
3 years	237
5 years	407
10 years	880
Class Z
Expense Example:
1 year	66
3 years	205
5 years	353
10 years	$ 765